Share-based payments - Long-Term Incentive Plan (LTIP) - Inputs used in the measurement of the fair value at grant date (Details)																	12 Months Ended
	Apr. 01, 2023 Y € / shares	Apr. 01, 2023 Y $ / shares	Apr. 01, 2022 € / shares	Apr. 01, 2022 $ / shares	Mar. 01, 2022 Y € / shares	Jan. 01, 2022 Y € / shares	Jan. 01, 2022 Y $ / shares	Aug. 01, 2021 € / shares	Aug. 01, 2021 $ / shares	Jul. 01, 2021 € / shares	Jul. 01, 2021 $ / shares	Mar. 01, 2021 € / shares	Dec. 01, 2020 Y € / shares	Dec. 01, 2020 Y $ / shares	Nov. 16, 2020 Y € / shares	Nov. 16, 2020 Y $ / shares	Dec. 31, 2023 $ / shares
Share-based payments
Exercise price						€ 30.67
Expected life (years) | Y					2.33
LTIP Stock Options
Share-based payments
Weighted average fair value per option					€ 4.86
Weighted average share price					15.07
Exercise price					€ 18.37
LTIP Stock Options | Minimum
Share-based payments
Expected volatility (%)					73.87%
Risk-free interest rate (%)					2.34%
LTIP Stock Options | Maximum
Share-based payments
Expected volatility (%)					86.09%
Risk-free interest rate (%)					3.21%
LTIP Stock Options | Chief Scientific Officer
Share-based payments
Weighted average fair value per option															€ 57.40
Weighted average share price															50.01
Exercise price | (per share)															€ 10.04	$ 11.90
Expected volatility (%)															62.06%	62.06%
Expected life (years) | Y															1.82	1.82
LTIP Stock Options | Chief Scientific Officer | Minimum
Share-based payments
Risk-free interest rate (%)															0.07%	0.07%
LTIP Stock Options | Chief Scientific Officer | Maximum
Share-based payments
Risk-free interest rate (%)															1.48%	1.48%
LTIP Stock Options | Chief Business Officer and Chief Commercial Officer | First tranche
Share-based payments
Weighted average fair value per option													€ 48.27
Weighted average share price | (per share)													67.12	$ 81.03
Exercise price | (per share)													€ 43.87	$ 52.96
Expected volatility (%)													62.27%	62.27%
Expected life (years) | Y													1.78	1.78
LTIP Stock Options | Chief Business Officer and Chief Commercial Officer | First tranche | Minimum
Share-based payments
Risk-free interest rate (%)													0.07%	0.07%
LTIP Stock Options | Chief Business Officer and Chief Commercial Officer | First tranche | Maximum
Share-based payments
Risk-free interest rate (%)													1.50%	1.50%
LTIP Stock Options | Chief Business Officer and Chief Commercial Officer | Second tranche
Share-based payments
Weighted average fair value per option													€ 24.36
Weighted average share price | (per share)													81.48	$ 98.36
Exercise price | (per share)													€ 81.48	$ 98.36
Expected volatility (%)													62.27%	62.27%
Expected life (years) | Y													2.23	2.23
LTIP Stock Options | Chief Business Officer and Chief Commercial Officer | Second tranche | Minimum
Share-based payments
Risk-free interest rate (%)													0.07%	0.07%
LTIP Stock Options | Chief Business Officer and Chief Commercial Officer | Second tranche | Maximum
Share-based payments
Risk-free interest rate (%)													1.50%	1.50%
LTIP Stock Options | Chief Business Officer and Chief Commercial Officer | Third tranche
Share-based payments
Weighted average fair value per option													€ 20.01
Weighted average share price | (per share)													81.65	$ 98.57
Exercise price | (per share)													€ 81.65	$ 98.57
Expected volatility (%)													62.27%	62.27%
Expected life (years) | Y													2.66	2.66
LTIP Stock Options | Chief Business Officer and Chief Commercial Officer | Third tranche | Minimum
Share-based payments
Risk-free interest rate (%)													0.07%	0.07%
LTIP Stock Options | Chief Business Officer and Chief Commercial Officer | Third tranche | Maximum
Share-based payments
Risk-free interest rate (%)													1.50%	1.50%
LTIP Stock Options | Key employees
Share-based payments
Weighted average fair value per option			€ 6.81			14.31						€ 0.65
Weighted average share price			17.45			€ 30.67						77.73
Exercise price | (per share)			€ 17.45	$ 19.28			$ 34.87					€ 77.73					$ 88.16
Expected volatility (%)			50.91%	50.91%		72.17%	72.17%					73.00%
Expected life (years)			2.16	2.16		2.16	2.16					2.15
Risk-free interest rate (%)			2.67%	2.67%
LTIP Stock Options | Key employees | Minimum
Share-based payments
Risk-free interest rate (%)						0.40%	0.40%					0.08%
LTIP Stock Options | Key employees | Maximum
Share-based payments
Risk-free interest rate (%)						1.15%	1.15%					0.49%
LTIP Stock Options | Chief Operating Officer
Share-based payments
Weighted average fair value per option										€ 17.56
Weighted average share price										56.51
Exercise price | (per share)										€ 70.92	$ 84.03
Expected volatility (%)										70.95%	70.95%
Expected life (years)										4.5	4.5
LTIP Stock Options | Chief Operating Officer | Minimum
Share-based payments
Risk-free interest rate (%)										0.099%	0.099%
LTIP Stock Options | Chief Operating Officer | Maximum
Share-based payments
Risk-free interest rate (%)										0.903%	0.903%
LTIP Stock Options | Chief Development Officer
Share-based payments
Weighted average fair value per option								€ 17.56
Weighted average share price								41.81
Exercise price | (per share)								€ 46.16	$ 84.03
Expected volatility (%)								75.13%	75.13%
Expected life (years)								4.6	4.6
LTIP Stock Options | Chief Development Officer | Minimum
Share-based payments
Risk-free interest rate (%)								0.075%	0.075%
LTIP Stock Options | Chief Development Officer | Maximum
Share-based payments
Risk-free interest rate (%)								0.704%	0.704%
Former Chief Executive Officer Grant
Share-based payments
Weighted average fair value per option	€ 3.55
Weighted average share price	6.12
Exercise price | (per share)	€ 6.12	$ 6.66
Expected volatility (%)	75.00%	75.00%
Expected life (years) | Y	3.39	3.39
Risk-free interest rate (%)	3.70%	3.70%